Bank Debt, detail (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Debt Instrument [Line Items]
Total	$ 615,667	$ 484,291
Curent portion	19,199	18,486
Long term portion	596,468	465,805
Pelea [Member] | Loan1 [Member]
Debt Instrument [Line Items]
Total	0	31,987
Commencement	Jun. 01, 2007
Maturity	Dec. 01, 2012
Pelea [Member] | Loan2 [Member]
Debt Instrument [Line Items]
Total	32,298	0
Commencement	Dec. 01, 2012
Maturity	Jun. 01, 2019
Marindou [Member] | Loan1 [Member]
Debt Instrument [Line Items]
Total	0	28,500
Commencement	Jan. 01, 2008
Maturity	Dec. 01, 2012
Marindou [Member] | Loan2 [Member]
Debt Instrument [Line Items]
Total	28,400	0
Commencement	Dec. 01, 2012
Maturity	Jan. 01, 2018
Avstes [Member] | Loan1 [Member]
Debt Instrument [Line Items]
Total	0	28,284
Commencement	Apr. 01, 2008
Maturity	Dec. 01, 2012
Avstes [Member] | Loan2 [Member]
Debt Instrument [Line Items]
Total	22,700	0
Commencement	Dec. 01, 2012
Maturity	Apr. 01, 2018
Eniadefhi [Member] | Loan1 [Member]
Debt Instrument [Line Items]
Total	0	34,500
Commencement	Feb. 01, 2009
Maturity	Dec. 01, 2012
Eniadefhi [Member] | Loan2 [Member]
Debt Instrument [Line Items]
Total	33,750	0
Commencement	Dec. 01, 2012
Maturity	Feb. 01, 2019
Eniaprohi [Member] | Loan1 [Member]
Debt Instrument [Line Items]
Total	0	34,000
Commencement	Nov. 01, 2008
Maturity	Dec. 01, 2012
Eniaprohi [Member] | Loan2 [Member]
Debt Instrument [Line Items]
Total	24,000	0
Commencement	Dec. 01, 2012
Maturity	Nov. 01, 2018
Maxdodeka [Member] | Loan1 [Member]
Debt Instrument [Line Items]
Total	0	0
Commencement	Feb. 01, 2010
Maturity	Dec. 01, 2012
Maxdodeka [Member] | Loan2 [Member]
Debt Instrument [Line Items]
Total	23,150	0
Commencement	Dec. 01, 2012
Maturity	Feb. 01, 2016
Maxeikosi [Member] | Loan2 [Member]
Debt Instrument [Line Items]
Total	17,875	0
Commencement	Aug. 01, 2012
Maturity	Aug. 01, 2014
Maxpente [Member] | Loan1 [Member]
Debt Instrument [Line Items]
Total	33,900	38,200
Commencement	Jul. 01, 2010
Maturity	Jan. 01, 2015
Marathassa | Loan2 [Member]
Debt Instrument [Line Items]
Total	13,305	16,565
Commencement	Feb. 01, 2005
Maturity	Feb. 01, 2017
Marinouki [Member] | Loan2 [Member]
Debt Instrument [Line Items]
Total	25,174	27,695
Commencement	Mar. 01, 2006
Maturity	Mar. 01, 2018
Petra [Member] | Loan2 [Member]
Debt Instrument [Line Items]
Total	22,220	24,971
Commencement	Jan. 01, 2007
Maturity	Jan. 01, 2019
Pemer [Member] | Loan2 [Member]
Debt Instrument [Line Items]
Total	22,218	24,968
Commencement	Mar. 01, 2007
Maturity	Mar. 01, 2019
Eptaprohi [Member] | Loan2 [Member]
Debt Instrument [Line Items]
Total	42,800	0
Commencement	Apr. 01, 2012
Maturity	Apr. 01, 2019
Maxeikosiena [Member] | Loan2 [Member]
Debt Instrument [Line Items]
Total	18,000	0
Commencement	Oct. 01, 2012
Maturity	Oct. 01, 2019
Soffive [Member] | Loan2 [Member]
Debt Instrument [Line Items]
Total	33,000	35,400
Commencement	Nov. 01, 2007
Maturity	Nov. 01, 2019
Kerasies [Member] | Loan2 [Member]
Debt Instrument [Line Items]
Total	30,932	33,065
Commencement	Dec. 01, 2007
Maturity	Dec. 01, 2019
Maxdekatria [Member] | Loan2 [Member]
Debt Instrument [Line Items]
Total	20,800	0
Commencement	Mar. 01, 2012
Maturity	Mar. 01, 2020
Maxdeka [Member] | Loan2 [Member]
Debt Instrument [Line Items]
Total	34,087	37,496
Commencement	Aug. 01, 2011
Maturity	Dec. 01, 2022
Staloudi [Member] | Loan2 [Member]
Debt Instrument [Line Items]
Total	27,520	43,860
Commencement	Jul. 01, 2008
Maturity	Jul. 01, 2023
Shikoku [Member] | Loan2 [Member]
Debt Instrument [Line Items]
Total	41,067	44,800
Commencement	Oct. 01, 2011
Maturity	Aug. 01, 2023
Maxeikositessera [Member] | Loan2 [Member]
Debt Instrument [Line Items]
Total	33,971	0
Commencement	Sep. 01, 2012
Maturity	Feb. 01, 2024
Maxenteka [Member] | Loan2 [Member]
Debt Instrument [Line Items]
Total	$ 34,500	$ 0
Commencement	Apr. 01, 2012
Maturity	Apr. 01, 2024